LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of components of operating lease costs

The components of operating lease costs were as follows:

	Year Ended December 31,
	2025	2024	2023
Fixed lease cost	$5,237	$9,850	$10,979
Variable lease cost	332	393	477
Sublease income	-	(173)	(1,167)
Total net lease costs	$5,569	$10,070	$10,289

Schedule of weighted-average remaining lease term and discount rate

The following table represents the weighted-average remaining lease term and discount rate:

Year Ended December 31, 2025
Weighted average remaining lease term	8 years
Weighted average discount rate	5.05%

Schedule of supplemental cash flows information related to the lease costs for operating leases

The following table presents supplemental cash flows information related to the lease costs for operating leases:

Year Ended December 31,
2025
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$7,122

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2026	$6,658
2027	5,547
2028	4,953
2029	4,714
2030	4,826
2031 and thereafter	20,780
Total lease payments	$47,478
Less - imputed interest	$(9,495)
Present value of lease liabilities	$37,983

Schedule of future sales-type lease receipts

The following table illustrates the Group’s future sales-type lease receipts as of December 31, 2025:

Year ending December 31,
2026	$9,035
2027	6,306
2028	3,426
2029	750
2030	257
2031 and thereafter	5,255
Total future minimum receipts	$25,029
Less - unearned interest income	$(518)
Total	$24,511